UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 29, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BNP/Cooper Neff Advisors, Inc.
Address: 555 Croton Road, 4th Floor
         King of Prussia, PA  19406

13F File Number:  28-17790

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathy Beckett
Title:    Chief Financial Officer
Phone:    610-491-1596
Signature, Place, and Date of Signing:
    Cathy Beckett
    King of Prussia, PA
    February 1, 2001


Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]        13F NOTICE.  (Check here if no holdings reported are in
            this report, and all holdings are reported by other reporting manager(s).)

[  ]        13F COMBINATION REPORT.  (Check here if a portion of the
            holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


List of Other Managers Reporting for this Manager:

  **NONE**


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   34

Form 13F Information Table Value Total:   495911



List of Other Included Managers:

 No.  13F File Number     Name
 **NONE**
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
Manager: BNP/Cooper Neff Advisors, Inc.         Period End Date: December 29, 2000                                  Page 1 of 1

            ITEM 1                   ITEM 2         ITEM 3    ITEM 4        ITEM 5        ITEM 6  ITEM 7          ITEM 8
------------------------------ ------------------ --------- --------- ------------------ ------- -------- ---------------------
                                                              Value    Shrs or  SH/ PUT/           Other
        Name of Issuer           Title of Class     CUSIP    (x$1000)  Prn Amt  PRN CALL Dscretn Managers    Sole   Shared None
------------------------------ ------------------ --------- --------- --------- --- ---- ------- -------- --------- ------ ----
ACT MANUFACTURING CONVERTIBLE  BOND CV            000973AB3       204    351000 PRN        SOLE                   0      0    0
ACT MFG INC 144A CONV BOND     BOND CV            000973AA5       255    437000 PRN        SOLE                   0      0    0
ALEXION PHARMACEUTICALS        BOND CV            015351AA7       410    500000 PRN        SOLE                   0      0    0
ALLIED RISER CORP CONV 144A    BOND CV            019496AA6       134    391000 PRN        SOLE                   0      0    0
ALPHA WIND 2000-A LTD          COM                02078MAA2     25250    250000 SH         SOLE              250000      0    0
ALPHA WIND 2000-LTD            COM                02078M203       255    250000 SH         SOLE              250000      0    0
CAREMARK RX CAP TRUST I SERIES PFD CV             14170K209       752      7813 SH         SOLE                7813      0    0
CHARTER COMM 144A CONV PVT PLC BOND CV            16117MAA5      1076    885000 PRN        SOLE                   0      0    0
COMCAST CORP SUB DEBENTURES    PFD CV             200300507       296      6875 SH         SOLE                6875      0    0
CONCENTRIC LTD                 COM                205990DL5     29910    300000 SH         SOLE              300000      0    0
CORECOMM LIMITED SUB NOTES     BOND CV            21869NAC9       178    469000 PRN        SOLE                   0      0    0
COVAD COMMUNICATIONS GRP 144A  BOND CV            222814AN5        63    308000 PRN        SOLE                   0      0    0
CV THERAPEUTICS CONV BOND 144A BOND CV            126667AA2       387    312000 PRN        SOLE                   0      0    0
HALYARD RE B.V                 COM                40650PAA1     49500    500000 SH         SOLE              500000      0    0
IMCLONE SYSTEMS 144A CONV BOND BOND CV            45245WAA7       778    781000 PRN        SOLE                   0      0    0
INTERLIANT INC CONV SUB NOTES  BOND CV            458742AA1       109    343000 PRN        SOLE                   0      0    0
LORAL SPACE & COMM SER-D CONV  PFD CV             G56462305       149     10169 SH         SOLE               10169      0    0
MAIL.COM INC 144A CONV BOND    BOND CV            560311AA0        48    244000 PRN        SOLE                   0      0    0
MCLEODUSA INC SER A CONV PREFD PFD CV             582266201       990      2548 SH         SOLE                2548      0    0
MEDITERRANEAN RE PLC CL B      COM                58500TAC3    149625   1500000 SH         SOLE             1500000      0    0
PARAMETRIC RE LTD              COM                699170AA4     30570    300000 SH         SOLE              300000      0    0
PEGASUS COM 6.50% CONV PFD STK PFD CV             705904506       208      3785 SH         SOLE                3785      0    0
PIONEER STANDARD ELECTRO       PFD CV             723879300       344      8195 SH         SOLE                8195      0    0
PRIME CAPITAL CALQUAKE & EURO  COM                74199C992    100000   1000000 SH         SOLE             1000000      0    0
PRIME CAPITAL HURRICANE LTD    COM                74199T995    100000   1000000 SH         SOLE             1000000      0    0
PROVINCE HEALTH CONV 144A PVT  BOND CV            743977AA8      1150   1000000 PRN        SOLE                   0      0    0
SANMINA CORP SUB NOTES         BOND CV            800907AB3       424    231000 PRN        SOLE                   0      0    0
SEPRACOR INC SUB DEBENTURES    BOND CV            817315AL8       785    741000 PRN        SOLE                   0      0    0
SOVEREIGN BANCORP INC PFD INCO PFD CV             845905306       234      4642 SH         SOLE                4642      0    0
TEKELEC INC SUB NOTES          BOND CV            879101AC7       755    423000 PRN        SOLE                   0      0    0
TERAYON COMM CONV 144A PRIV PL BOND CV            880775AA9       113    462000 PRN        SOLE                   0      0    0
UNITED RENTALS TRUST I         PFD CV             91136H306       302     13282 SH         SOLE               13282      0    0
UNITEDGLOBALCOM 7.00% CONV PRF PFD CV             913247201       276     12558 SH         SOLE               12558      0    0
USINTERNETWORKIN INC SUB NOTES BOND CV            917311AH5       380    734000 PRN        SOLE                   0      0    0
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